Components of Accumulated Other Comprehensive Income (Loss) (Components of Accumulated Other Comprehensive Income (Loss) and the Related Tax Effects) (Details)				12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2010 Foreign Currency Translation Adjustments [Member] KRW	Dec. 31, 2009 Foreign Currency Translation Adjustments [Member] KRW	Dec. 31, 2008 Foreign Currency Translation Adjustments [Member] KRW	Dec. 31, 2010 Net Unrealized Gains (Losses) on Investment Securities [Member] KRW	Dec. 31, 2009 Net Unrealized Gains (Losses) on Investment Securities [Member] KRW	Dec. 31, 2008 Net Unrealized Gains (Losses) on Investment Securities [Member] KRW	Dec. 31, 2010 Accumulated Other Comprehensive Income (Loss), Net [Member] KRW	Dec. 31, 2009 Accumulated Other Comprehensive Income (Loss), Net [Member] KRW	Dec. 31, 2008 Accumulated Other Comprehensive Income (Loss), Net [Member] KRW
Accumulated Other Comprehensive Income (Loss), Beginning Balance	$ 330,058,000	373,163,000,000	244,651,000,000	(67,003,000,000)	49,654,000,000	(41,972,000,000)	311,654,000,000	340,255,000,000	(91,014,000,000)	244,651,000,000	389,909,000,000	(132,986,000,000)
Foreign currency translation adjustments, net of tax expense (benefit)				(30,487,000,000)	(116,657,000,000)	91,626,000,000				(30,487,000,000)	(116,657,000,000)	91,626,000,000
Unrealized holding gains (losses) on investment securities, net of tax expense							255,618,000,000	105,810,000,000	389,479,000,000	255,618,000,000	105,810,000,000	389,479,000,000
Less : Reclassification adjustment for losses (gains) included in net income, net of tax expense (benefit)							(96,619,000,000)	(134,411,000,000)	41,790,000,000	(96,619,000,000)	(134,411,000,000)	41,790,000,000
Current period change				(30,487,000,000)	(116,657,000,000)	91,626,000,000	158,999,000,000	(28,601,000,000)	431,269,000,000	128,512,000,000	(145,258,000,000)	522,895,000,000
Accumulated Other Comprehensive Income (Loss), Ending Balance	$ 330,058,000	373,163,000,000	244,651,000,000	(97,490,000,000)	(67,003,000,000)	49,654,000,000	470,653,000,000	311,654,000,000	340,255,000,000	373,163,000,000	244,651,000,000	389,909,000,000